Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating Lease Right-of-Use ("ROU") Assets and Operating Lease Liabilities

NOTE 12 – OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES

On November 30, 2018, the Company entered into a commercial lease agreement for the lease of sixty parking spaces under an operating lease through November 2023 for a monthly rental fee of $6,000. Either party can cancel this lease on the annual anniversary date of the lease provided that the party who wishes to terminate provides the other party with at least 30-day prior written notice of such termination.

In December 2018, the Company entered into a lease agreement for the lease of office and warehouse space and parking spaces under a non-cancelable operating lease through December 2023. From the lease commencement date until the last day of the second lease year, monthly rent will be $14,000. At the beginning of the 30th month following the commencement date and through the end of the term, minimum rent will be $14,420 per month. The Company will have one option to renew the term of this lease for an additional five years. In January 2019, the Company paid a security deposit of $28,000.

In July 2019, the Company entered into a 4.5-year lease agreement for the lease of office and warehouse space and parking spaces under a non-cancelable operating lease through February 2024. From the lease commencement date until the last day of the second lease year, monthly rent will be $10,000. At the beginning of the 25th month following the commencement date and through the end of the term, minimum rent will be $10,500 per month. The Company will have one option to renew the term of this lease for an additional five years. In July 2019, the Company paid a security deposit of $20,000.

In July 2019, the Company entered into a five-year lease agreement for the lease of office and warehouse space and parking spaces under a non-cancelable operating lease through August 2024. During the first year on the lease term, the base monthly rent will be $18,000 and will increase by 3% each lease year. Additionally, the Company will pay its portion of operating expenses. The Company will have one option to renew the term of this lease for an additional five years. As of December 31, 2019, the Company paid a security deposit of $18,000.

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs (see Note 2). In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less.

On January 1, 2019, upon adoption of ASC Topic 842, the Company recorded right-of-use assets and lease liabilities of $631,723. Additionally, during the year ended December 31, 2019, the Company entered into new operating lease agreements as discussed above, that require the Company to record a lease liability and a right of use asset on its consolidated balance sheet, at fair value. Accordingly, the Company recorded right-of-use assets and lease liabilities of $1,352,597.

During the year ended December 31, 2020 and 2019, in connection with these operating leases, other miscellaneous rental payments and common area maintenance costs, the Company recorded rent expense of $651,806 and $419,249, respectively, which is expensed during the period and included in operating expenses on the accompanying consolidated statements of operations.

During the year ended December 31, 22020, the Company recognized sublease income of $376,750 which is included in other income on the accompanying consolidated statement of operations.

The significant assumption used to determine the present value of the lease liability was a discount rate of 10% to 12% which was based on the Company’s estimated incremental borrowing rate.

On December 31, 2020 and 2019, right-of-use asset (“ROU”) is summarized as follows:

	December 31, 2020	December 31, 2019
Office leases right of use assets	$1,984,320	$1,984,320
Less: accumulated amortization into rent expense	(539,046)	(233,890)
Balance of ROU assets as of end of period	$1,445,274	$1,750,430

On December 31, 2020 and 2019, operating lease liabilities related to the ROU assets are summarized as follows:

	December 31, 2020	December 31, 2019
Lease liabilities related to office leases right of use assets	$1,483,460	$1,773,384
Less: current portion of lease liabilities	(380,843)	(333,126)
Lease liabilities – long-term	$1,102,617	$1,440,258

On December 31, 2020, future minimum base lease payments due under non-cancelable operating leases are as follows:

Year ended December 31,	Amount
2021	$519,745
2022	530,486
2023	537,429
2024	183,073
Total minimum non-cancelable operating lease payments	1,770,733
Less: discount to fair value	(287.273)
Total lease liability on December 31, 2020	$1,483,460